Net Revenue from sales and Services - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Net Revenue from sales and Services
Gross revenue		R$ 284,148		R$ 1,111,739	R$ 1,110,157
Deductions from gross revenue
Taxes		(3,193)		(6,431)	(9,292)
Discounts		(3,687)		(8,609)	(38,901)
Returns		(30,907)		(99,071)	(72,281)
Net revenue		246,361		997,628	989,683
Sales		241,221		967,374	971,250
Services		5,140		30,254	18,433
Net revenue		246,361		997,628	989,683
Somos - Anglo (Predecessor)
Net Revenue from sales and Services
Gross revenue			R$ 604,105			R$ 812,640
Deductions from gross revenue
Taxes			(7,041)			(8,092)
Discounts			(37,159)			(35,727)
Returns			(41,375)			(82,859)
Net revenue			518,530			685,962
Sales			500,358			663,360
Services			18,172			22,602
Net revenue			518,530			685,962
Total Content & EdTech Platform
Net Revenue from sales and Services
Gross revenue		273,247		1,014,107	997,805
Deductions from gross revenue
Taxes		(2,712)		(4,171)	(6,053)
Discounts		(3,687)		(8,609)	(38,901)
Returns		(30,369)		(92,921)	(70,592)
Net revenue		236,479		908,406	882,259
Net revenue		236,479		908,406	882,259
Total Content & EdTech Platform | Somos - Anglo (Predecessor)
Net Revenue from sales and Services
Gross revenue			543,046			812,640
Deductions from gross revenue
Taxes			(4,756)			(8,092)
Discounts			(37,159)			(35,727)
Returns			(40,476)			(82,859)
Net revenue			460,655			685,962
Net revenue			460,655			685,962
Learning Systems
Net Revenue from sales and Services
Gross revenue		101,097		608,200	542,070
Deductions from gross revenue
Taxes		(624)		(40)	(79)
Discounts		(3,263)		(8,603)	(37,989)
Returns		(1,443)		(17,553)	(9,350)
Net revenue		95,767		582,003	494,652
Net revenue		95,767		582,003	494,652
Learning Systems | Somos - Anglo (Predecessor)
Net Revenue from sales and Services
Gross revenue			330,779			348,982
Deductions from gross revenue
Taxes			(81)			(39)
Discounts			(36,443)			(35,721)
Returns			(16,313)			(22,307)
Net revenue			277,942			290,993
Net revenue			277,942			290,993
Textbooks
Net Revenue from sales and Services
Gross revenue		138,017		308,298	339,535
Deductions from gross revenue
Taxes		(858)		(250)	(2,251)
Discounts
Returns		(28,867)		(72,488)	(58,757)
Net revenue		108,292		235,560	278,527
Net revenue		108,292		235,560	278,527
Textbooks | Somos - Anglo (Predecessor)
Net Revenue from sales and Services
Gross revenue			147,593			351,334
Deductions from gross revenue
Taxes			(1,018)			(1,040)
Returns			(20,827)			(59,284)
Net revenue			125,748			291,010
Net revenue			125,748			291,010
Complementary Education Services
Net Revenue from sales and Services
Gross revenue		1,725		63,491	33,106
Deductions from gross revenue
Taxes				(17)	(37)
Discounts				(6)	(1)
Returns		(39)		(2,880)	(1,880)
Net revenue		1,686		60,588	31,188
Net revenue		1,686		60,588	31,188
Complementary Education Services | Somos - Anglo (Predecessor)
Net Revenue from sales and Services
Gross revenue			22,989			30,065
Deductions from gross revenue
Taxes			(160)			(1,329)
Returns			(2,568)			(914)
Net revenue			20,261			27,822
Net revenue			20,261			27,822
Other services
Net Revenue from sales and Services
Gross revenue	[1]	32,408		34,118	83,094
Deductions from gross revenue
Taxes	[1]	(1,230)		(3,864)	(3,686)
Discounts	[1]	(424)			(911)
Returns	[1]	(20)			(605)
Net revenue	[1]	30,734		30,254	77,892
Net revenue	[1]	30,734		30,254	77,892
Other services | Somos - Anglo (Predecessor)
Net Revenue from sales and Services
Gross revenue	[2]		41,685			82,259
Deductions from gross revenue
Taxes	[2]		(3,497)			(5,763)
Discounts	[2]		(716)			(6)
Returns	[2]		(769)			(353)
Net revenue	[2]		36,703			76,137
Net revenue	[2]		36,703			76,137
Total Digital Services Platform - Ecommerce
Net Revenue from sales and Services
Gross revenue		10,901		97,632	112,352
Deductions from gross revenue
Taxes		(481)		(2,261)	(3,239)
Returns		(538)		(6,149)	(1,689)
Net revenue		9,882		89,222	107,424
Net revenue		R$ 9,882		R$ 89,222	R$ 107,424
Total Digital Services Platform - Ecommerce | Somos - Anglo (Predecessor)
Net Revenue from sales and Services
Gross revenue			61,059
Deductions from gross revenue
Taxes			(2,286)
Returns			(898)
Net revenue			57,875
Net revenue			R$ 57,875

[1]	Refers also to revenue from sales of textbooks used in preparatory courses for university admission exams.
[2]	Refers also to revenue from textbook sales of preparatory course for university admission exams.